Financial debt (Details 1) (Parenthetical)	12 Months Ended
Dec. 31, 2017
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	September 2017
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2017 and 2018
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2018
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2019
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2019
Denominated in pesos, maturing in 2015 and 2016, at TIIE (1) plus 1.00 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2015 and 2016